Financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial investments
		Consolidated
		2025	2024
Fair value through profit or loss
LFT´s and LF´s	(i)	784	1,408
Restricted funds investments	(ii)	522	345
Other		59	79
Total		1,365	1,832
Current assets		1,336	1,786
Non-current assets	(iii)	29	46
Total		1,365	1,832

(i) These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions, whose purpose is the immediate negotiation or future sale.

(ii) Includes the following amounts: R$ 138 (2024: R$ 115) in restricted funds used in the Program for Relocation of Residents in Alagoas; and R$ 384 (2024: R$ 230) regarding reserve accounts linked to the fulfilment of contractual obligations.

(iii) On the statement of financial position, the balance of non-current assets is presented under Other receivables.